Loans and Allowance for Loan Losses - Troubled Debt Restructuring Categorized by Loan (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	6	8
Pre Modification Outstanding Recorded Investment	$ 453	$ 699
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 453	$ 624
Real Estate Portfolio Segment | Residential 1-4 family
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	4	6
Pre Modification Outstanding Recorded Investment	$ 448	$ 610
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 448	$ 535
Real Estate Portfolio Segment | Multifamily
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Real Estate Portfolio Segment | Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Real Estate Portfolio Segment | Construction
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Real Estate Portfolio Segment | Farmland
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	1
Pre Modification Outstanding Recorded Investment	$ 0	$ 86
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 86
Real Estate Portfolio Segment | Second mortgages
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Real Estate Portfolio Segment | Equity lines of credit
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Agricultural, installment and other
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	1
Pre Modification Outstanding Recorded Investment	$ 5	$ 3
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 5	$ 3